Cost of sales of goods and services, without considering depreciation and amortization - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cost of sales [Line Items]
Increase decrease in labor costs related to profit sharing			$ 138.4	$ 130.9	$ 118.2
Increase (decrease) in labor costs for recognition of contingent liabilities related to taxes	$ 66.5	$ 30.6
Administrative expense directly related to cost of production			32.5	32.6	44.5
Administrative Expense Related To Cost Of Production			$ 32.5	$ 32.6	$ 44.5
OSINERGMIN [Member]
Disclosure of cost of sales [Line Items]
Percentage of invoiced sales payable as royalty				0.14%	0.14%	0.14%
OEFA [Member]
Disclosure of cost of sales [Line Items]
Percentage of invoiced sales payable as royalty				0.10%	0.10%	0.10%